RELATED PARTY TRANSACTIONS - Assets with Related Parties (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Transactions with related parties
Cash and cash equivalents (Note 4)	Rp 19,236	Rp 19,531
% of cash and cash equivalents on total assets	9.71%	10.89%
Other current financial assets (Note 5)	Rp 1,170	Rp 1,221
% of other current financial assets on total assets	0.59%	0.68%
Trade receivables (Note 6)	Rp 1,864	Rp 1,488
Percentage of trade receivables on total assets	0.94%	0.83%
Other current assets	Rp 3,613	Rp 3,149
% of other current assets on total assets	1.82%	1.75%
Other non-current assets	Rp 2,077	Rp 633
% of other non-current assets on total assets	1.05%	0.35%
Entities under common control
Transactions with related parties
Other current assets	Rp 3,545	Rp 3,097
% of other current assets on total assets	1.79%	1.72%
Other non-current assets	Rp 2,052	Rp 611
% of other non-current assets on total assets	1.04%	0.34%
MoCI
Transactions with related parties
Other current assets	Rp 3,485	Rp 3,056
% of other current assets on total assets	1.76%	1.70%
Other non-current assets	Rp 2,019	Rp 320
% of other non-current assets on total assets	1.02%	0.18%
Jasindo
Transactions with related parties
Other current assets	Rp 45	Rp 22
% of other current assets on total assets	0.02%	0.01%
Others
Transactions with related parties
Other current assets	Rp 15	Rp 19
% of other current assets on total assets	0.01%	0.01%
Other non-current assets	Rp 33	Rp 291
% of other non-current assets on total assets	0.02%	0.16%
Other related entities
Transactions with related parties
Other current assets	Rp 68	Rp 52
% of other current assets on total assets	0.03%	0.03%
Other non-current assets	Rp 25	Rp 22
% of other non-current assets on total assets	0.01%	0.01%
Kisel
Transactions with related parties
Other current assets	Rp 68	Rp 52
% of other current assets on total assets	0.03%	0.03%